Disclosures About the Fair Value of Financial Instruments (Narrative) (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Notes to Financial Statements
Acquisition cost of non-marketable equity securities	$ 23,747	¥ 1,971,000	¥ 2,425,000